ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

January 25, 2013

John Grzeskiewicz

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C.  20549

Re:

ALPS ETF Trust (File Nos. 333-148826; 811-22175)

Dear Mr. Grzeskiewicz:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the U.S. High Volatility Put Write Index Fund, a series of ALPS ETF Trust, effective January 22, 2013, do not differ from those filed in the Post-Effective Amendment No. 137 on January 22, 2013, which was filed electronically.

Sincerely,

/s/ Tané T. Tyler

Tané T. Tyler, Esq.

Secretary

cc:

Stuart Strauss, Esq.

Dechert LLP